Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues (Note 7)			$ 506
Cost of revenues (Note 7)			217
Gross profit			289
Sales and marketing			84
General and administrative	194	291	175
Operating profit (loss)	(194)	(291)	30
Financial income , net	4	39	12
Net profit (loss)	$ (190)	$ (252)	$ 42
Per share data-
Basic and Diluted earnings (loss)	$ (0.136)	$ (0.094)	$ 0.016
Shares used in computing earnings (loss) per ordinary share:
Basic and Diluted	1,401,128	2,690,857	2,690,857